Convertible Notes and Interest Notes: (Details Text)	3 Months Ended
Sep. 30, 2017
Convertible Notes and Interest Notes: [Abstract]
Summary convertible note settlement	In the third quarter of 2017, the Company settled all of its 11% Senior Secured Convertible Notes and Interest Notes due December 31, 2018 (the "2018 Notes"). Prior to settlement, the Company had a total of $59.1 million face value of 2018 Notes outstanding. Of these notes, $36.3 million were settled in cash and the Company paid an additional $6.4 million related to a 20% premium due on the redeemed notes and $0.2 million in interest to the redemption date. The remaining $22.8 million 2018 Notes were converted to approximately 7.6 million Class A common shares. As a result of the redemption and conversion of 2018 Notes, the Company recorded a $16.6 million loss on settlement of debt consisting of the $6.4 million premium paid and approximately $10.2 million of remaining unamortized discount. As of September 30, 2017, the Company’s remaining debt consisted of approximately $1.0 million 2022 Convertible Notes which was settled for cash at face value in October 2017.